Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2014
Business Acquisition, Date of Acquisition [Abstract]
Related Party [Text Block]
Service Agreements, Lease Agreements and Products
	For the nine months ended September 30, 2014		For the nine months ended September 30, 2013		September 30, 2014		December 31, 2013
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	238	17,059	241	16,265	23	2,642	245	2,365
Fresenius SE affiliates	6,249	49,384	4,684	61,950	1,051	2,437	975	1,900
Equity method investees	14,082	-	15,833	-	2,227	-	20,336	-
Total	$20,569	$66,443	$20,758	$78,215	$3,301	$5,079	$21,556	$4,265

Lease Agreements
Fresenius SE	-	7,907	-	7,331	-	-	-	-
Fresenius SE affiliates	-	13,281	-	12,706	-	-	-	-
Total	$-	$21,188	$-	$20,037	$-	$-	$-	$-

Products
Fresenius SE	-	-	17	-	-	-	-	-
Fresenius SE affiliates	42,822	33,644	22,634	42,274	18,566	3,859	18,587	7,231
Total	$42,822	$33,644	$22,651	$42,274	$18,566	$3,859	$18,587	$7,231